Goodwill - Sensitivity to changes in assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 23, 2015
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Goodwill	$ 205,287	$ 230,210	$ 202,848
Impairment charge related to goodwill	30,618	194,612
Electrometallurgy - North America
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Goodwill	205,287		202,848
Electrometallurgy United States Segment
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Goodwill			172,900
Excess of recoverable value over carrying value			43,200
Electrometallurgy United States Segment | Sensitivity On Discount Rate, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units			94,400
Electrometallurgy United States Segment | Sensitivity On Discount Rate, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units			(73,700)
Electrometallurgy United States Segment | Sensitivity On Long Term Growth Rate, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units			(11,000)
Electrometallurgy United States Segment | Sensitivity On Long Term Growth Rate, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units			11,500
Electrometallurgy United States Segment | Sensitivity On Cash Flows, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units			(59,700)
Electrometallurgy United States Segment | Sensitivity On Cash Flows, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units			59,700
Electrometallurgy Canada Segment
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Goodwill			29,900
Excess of recoverable value over carrying value			4,800
Electrometallurgy Canada Segment | Sensitivity On Discount Rate, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units			17,700
Electrometallurgy Canada Segment | Sensitivity On Discount Rate, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units			(13,800)
Electrometallurgy Canada Segment | Sensitivity On Long Term Growth Rate, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units			(2,200)
Electrometallurgy Canada Segment | Sensitivity On Long Term Growth Rate, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units			2,300
Electrometallurgy Canada Segment | Sensitivity On Cash Flows, Decrease By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units			(12,100)
Electrometallurgy Canada Segment | Sensitivity On Cash Flows, Increase By Ten Percent
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Increase (decrease) in value of cash generating units			12,100
Globe Specialty Metals Inc
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Percentage of equity interests acquired				100.00%
Goodwill	205,287	$ 230,210	202,848
Impairment charge related to goodwill	$ 30,618
Globe Specialty Metals Inc | Electrometallurgy United States Segment
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Goodwill			172,913
Globe Specialty Metals Inc | Electrometallurgy Canada Segment
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Goodwill			$ 29,935